UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22127
Columbia Funds Variable Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

December
Date of reporting period:
December 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders
CTIVP
®
– American Century Diversified Bond Fund
Class 1
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about CTIVP
®
– American Century Diversified Bond Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 51	0.50%
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by overweight exposure to credit-based sectors, especially asset-backed securities and high-yield corporate bonds paired with an underweight to U.S. Treasuries.
Security selection
| An overweight to the financials sectors and selection in banks contributed positively within the investment-grade corporate sector amid robust issuance and demand for corporate debt. Holdings of mortgage-backed securities also contributed to relative outperformance as housing fundamentals remained strong despite elevated mortgage rates.
Asset-backed securities
| Positioning in asset-backed securities was additive, highlighted by holdings of consumer loans and collateralized loan obligations with floating interest rates.
Top Performance Detractors
Interest rate positioning
| The Fund’s positioning with respect to interest rates weighed most heavily on relative performance. The Fund had an above-benchmark stance with respect to duration for most of the year and corresponding higher interest rate sensitivity. As U.S. Treasury yields moved higher across most of the yield curve, duration and curve positioning detracted even as this exposure was reduced.
Investment grade corporates
| The Fund’s underweight positioning with respect to investment-grade corporate bonds detracted modestly from relative performance as credit spreads moved lower.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	1.77	(0.15)	1.60
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
Past performance does not guarantee future performance.
Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions.
Visit
columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Key Fund Statistics
Fund net assets	$ 3,405,829,489
Total number of portfolio holdings	639
Management services fees (represents 0.48% of Fund average net assets)	$ 11,398,355
Portfolio turnover for the reporting period	125%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is ava ila
ble from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned
by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Interest Rate Risk	10.8%
Short
Interest Rate Risk	3.2%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CTIVP
®
– American Century Diversified Bond Fund
Class 2
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about CTIVP
®
– American Century Diversified Bond Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 76	0.75%
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by overweight exposure to credit-based sectors, especially asset-backed securities and high-yield corporate bonds paired with an underweight to U.S. Treasuries.
Security selection
| An overweight to the financials sectors and selection in banks contributed positively within the investment-grade corporate sector amid robust issuance and demand for corporate debt. Holdings of mortgage-backed securities also contributed to relative outperformance as housing fundamentals remained strong despite elevated mortgage rates.
Asset-backed securities
| Positioning in asset-backed securities was additive, highlighted by holdings of consumer loans and collateralized loan obligations with floating interest rates.
Top Performance Detractors
Interest rate positioning
| The Fund’s positioning with respect to interest rates weighed most heavily on relative performance. The Fund had an above-benchmark stance with respect to duration for most of the year and corresponding higher interest rate sensitivity. As U.S. Treasury yields moved higher across most of the yield curve, duration and curve positioning detracted even as this exposure was reduced.
Investment grade corporates
| The Fund’s underweight positioning with respect to investment-grade corporate bonds detracted modestly from relative performance as credit spreads moved lower.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	1.53	(0.39)	1.35
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
Past performance does not guarantee future performance.
Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions.
Visit
columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Key Fund Statistics
Fund net assets	$ 3,405,829,489
Total number of portfolio holdings	639
Management services fees (represents 0.48% of Fund average net assets)	$ 11,398,355
Portfolio turnover for the reporting period	125%
Graphical Representation of Fund

H
old
ings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the h ighe
st and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by
any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Interest Rate Risk	10.8%
Short
Interest Rate Risk	3.2%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Audit fees (a)	41,999	40,290	0	0
Audit-related fees (b)	0	0	0	0
Tax fees (c)	16,055	12,500	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	581,000	577,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

CTIVP® – American Century Diversified Bond Fund
Annual Financial Statements and Additional Information
December 31, 2024
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

CTIVP® – American Century Diversified Bond Fund | 2024

Portfolio of Investments
December 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 8.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aaset Trust(a)
Subordinated Series 2021-2A Class B
01/15/2047	3.538%	5,159,483	4,626,031
Aligned Data Centers Issuer LLC(a)
Subordinated Series 2021-1A Class B
08/15/2046	2.482%	6,300,000	5,949,081
AMMC CLO XI Ltd.(a),(b)
Series 2012-11A Class BR2
3-month Term SOFR + 1.862% Floor 1.600% 04/30/2031	6.451%	4,500,000	4,508,347
AMMC CLO XII Ltd.(a),(b)
Series 2013-12A Class BR
3-month Term SOFR + 1.762% Floor 1.500% 11/10/2030	6.283%	6,350,000	6,363,437
ARES Loan Funding III Ltd.(a),(b)
Series 2022-ALF3A Class A1R
3-month Term SOFR + 1.270% Floor 1.270% 07/25/2036	5.896%	5,000,000	5,011,680
Atrium IX(a),(b)
Series 209A Class BR2
3-month Term SOFR + 1.762% Floor 1.500% 05/28/2030	6.276%	3,050,000	3,053,919
Buckhorn Park CLO Ltd.(a),(b)
Series 2019-1A Class CRR
3-month Term SOFR + 1.850% Floor 1.850% 07/18/2034	6.300%	11,500,000	11,499,701
Castlelake Aircraft Securitization Trust(a)
Series 2018-1 Class A
06/15/2043	4.125%	1,067,354	1,013,989
Castlelake Aircraft Structured Trust(a)
Series 2017-1R Class A
08/15/2041	2.741%	1,543,471	1,458,519
CyrusOne Data Centers Issuer I LLC(a)
Series 2024-1 Class A2
03/22/2049	4.760%	12,655,000	12,192,656
Series 2024-2A Class A2
05/20/2049	4.500%	4,300,000	4,106,373
DI Issuer LLC(a)
Series 2021-1A Class A2
09/15/2051	3.722%	12,241,431	11,428,955
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden CLO Ltd(a),(b)
Series 2024-68A Class CRR
3-month Term SOFR + 1.800% Floor 1.800% 07/15/2035	6.300%	6,000,000	6,001,332
Dryden Senior Loan Fund(a),(b)
Series 2016-43A Class CR3
3-month Term SOFR + 1.750% Floor 1.750% 04/20/2034	6.100%	17,500,000	17,503,237
Elmwood CLO Ltd.(a),(b)
Series 2023-3A Class BR
3-month Term SOFR + 1.600% Floor 1.600% 01/17/2038	6.110%	10,425,000	10,483,265
Series 2023-3A Class CR
3-month Term SOFR + 1.750% Floor 1.750% 01/17/2038	6.260%	5,550,000	5,549,811
Flexential Issuer(a)
Series 2021-1A Class A2
11/27/2051	3.250%	6,508,000	6,156,102
Goodgreen(a),(c)
Series 2018-1A Class A
10/15/2053	3.930%	2,790,261	2,513,106
Goodgreen Trust(a)
Series 2021-1A Class A
10/15/2056	2.660%	1,127,207	915,228
KKR CLO Ltd.(a),(b)
Series 2018 Class CR
3-month Term SOFR + 2.362% Floor 2.100% 07/18/2030	6.994%	3,500,000	3,502,194
KKR Static CLO I Ltd.(a),(b)
Series 2023-1A Class BR
3-month Term SOFR + 2.000% Floor 2.000% 07/20/2031	6.617%	7,625,000	7,625,000
LCM XXII Ltd.(a),(b)
Series 2018-22A Class A2R
3-month Term SOFR + 1.712% Floor 1.450% 10/20/2028	6.329%	2,059,371	2,059,690
Lunar Aircraft Ltd.(a)
Series 2020-1A Class A
02/15/2045	3.376%	3,899,167	3,754,586
Lunar Structured Aircraft Portfolio Notes(a)
Subordinated Series 2021-1 Class B
10/15/2046	3.432%	2,453,900	2,222,701
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lyra Music Assets Delaware LP(a)
Series 2024-2 Class A2
12/22/2064	5.760%	8,642,596	8,416,497
Madison Park Funding LXVIII Ltd.(a),(d)
Series 2024-68A Class B
01/20/2038	6.090%	6,400,000	6,401,107
Magnetite XLI Ltd.(a),(b)
Series 2024-41A Class C
3-month Term SOFR + 1.780% Floor 1.780% 01/25/2038	6.294%	2,550,000	2,550,462
Magnetite XXVIII Ltd.(a),(b),(d)
Series 2020-28A Class BRR
3-month Term SOFR + 1.550% Floor 1.550% 01/15/2038	5.880%	13,500,000	13,500,000
Series 2020-28A Class CRR
3-month Term SOFR + 1.750% Floor 1.750% 01/15/2038	6.080%	8,800,000	8,800,000
MAPS Trust(a)
Series 2021-1A Class A
06/15/2046	2.521%	1,850,759	1,707,228
Mountain View CLO LLC(a),(b)
Series 2017-2 Class B
3-month Term SOFR + 1.962% Floor 1.700% 01/16/2031	6.609%	3,250,000	3,252,337
New Economy Assets Phase 1 Sponsor LLC(a)
Subordinated Series 2021-1 Class B1
10/20/2061	2.410%	13,000,000	11,670,455
Octagon Investment Partners 31 Ltd.(a)
Series 2024-1A Class CRR
07/20/2030	6.850%	5,250,000	5,268,223
Reese Park CLO Ltd.(a),(b)
Series 2020-1A Class CRR
3-month Term SOFR + 1.900% Cap 1.900% 01/15/2038	6.410%	5,700,000	5,703,454
Riverbank Park CLO Ltd.(a),(b),(d)
Series 2024-1A Class C
3-month Term SOFR + 1.800% 01/25/2038	6.150%	8,000,000	8,000,000
SEB Funding LLC(a)
Series 2024-1A Class A2
04/30/2054	7.386%	3,975,000	4,077,194
Stewart Park CLO Ltd.(a),(b)
Series 2015-1A Class CR
3-month Term SOFR + 2.062% Floor 1.800% 01/15/2030	6.718%	4,150,000	4,155,586
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Stonepeak ABS(a)
Series 2021-1A Class AA
02/28/2033	2.301%	2,327,490	2,231,468
Subway Funding LLC(a)
Series 2024-1A Class A2I
07/30/2054	6.028%	8,584,000	8,688,518
Switch ABS Issuer LLC(a)
Series 2024-2A Class A2
06/25/2054	5.436%	3,350,000	3,319,979
Trimaran Cavu Ltd.(a),(b)
Series 2024-1A Class BR
3-month Term SOFR + 1.650% Floor 1.650% 01/20/2037	6.000%	8,414,000	8,414,000
VB-S1 Issuer LLC(a)
Subordinated Series 2024-1A Class F
05/15/2054	8.871%	5,750,000	5,978,794
Voya CLO Ltd.(a),(b)
Series 2019-1A Class A2RR
3-month Term SOFR + 1.600% 10/15/2037	6.049%	11,150,000	11,217,324
Wellfleet CLO Ltd.(a),(b)
Series 2019-XA Class A2R2
3-month Term SOFR + 1.750% Floor 1.750% 07/20/2032	6.328%	11,000,000	11,005,159
Total Asset-Backed Securities — Non-Agency (Cost $275,544,350)			273,856,725

Commercial Mortgage-Backed Securities - Non-Agency 2.6%

Arbor Realty Commercial Real Estate Notes Ltd.(a),(b)
Series 2021-FL1 Class A
1-month Term SOFR + 1.084% Floor 0.970% 12/15/2035	5.482%	936,959	934,238
Series 2021-FL4 Class A
1-month Term SOFR + 1.464% Floor 1.350% 11/15/2036	5.862%	9,015,340	9,015,552
BANK(a)
Subordinated Series 2018-BN15 Class D
11/15/2061	3.000%	1,729,000	1,360,569
Subordinated Series 2019-BN17 Class D
04/15/2052	3.000%	2,215,000	1,784,537
BANK(a),(c)
Subordinated Series 2021-BN36 Class D
09/15/2064	2.500%	2,212,104	1,549,889
BANK5(c)
Subordinated Series 2024-5YR7 Class AS
06/15/2057	6.489%	5,979,000	6,186,391
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – American Century Diversified Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Barclays Commercial Mortgage Trust(a)
Subordinated Series 2019-C5 Class D
11/15/2052	2.500%	2,360,754	1,831,959
BBCMS Mortgage Trust(c)
Series 2024-5C27 Class AS
07/15/2057	6.410%	10,672,000	11,042,105
BBCMS Mortgage Trust(a),(b)
Subordinated Series 2019-BWAY Class E
1-month Term SOFR + 2.964% Floor 2.850% 11/25/2034	7.362%	8,236,000	82,360
Benchmark Mortgage Trust(a),(c)
Subordinated Series 2018-B5 Class D
07/15/2051	3.098%	5,659,000	4,353,053
Benchmark Mortgage Trust(a)
Subordinated Series 2020-B16 Class D
02/15/2053	2.500%	4,287,000	3,056,908
Subordinated Series 2021-B31 Class D
12/15/2054	2.250%	1,821,000	1,156,997
BX Trust(a)
Series 2019-OC11 Class C
12/09/2041	3.856%	5,189,000	4,728,224
Capital Automotive REIT(a)
Series 2024-2A Class A2
05/15/2054	5.250%	4,765,000	4,617,378
CSAIL Commercial Mortgage Trust(a)
Subordinated Series 2019-C15 Class D
03/15/2052	3.000%	3,555,000	2,794,732
CSMC Trust(a),(b)
Subordinated Series 2021-BHAR Class B
1-month Term SOFR + 1.264% Floor 1.500% 11/15/2038	5.662%	3,281,000	3,248,389
FS Commercial Mortgage Trust(a)
Series 2023-4SZN Class A
11/10/2039	7.066%	5,020,000	5,183,345
Morgan Stanley Capital I Trust(a)
Subordinated Series 2018-H3 Class D
07/15/2051	3.000%	1,644,000	1,356,777
Subordinated Series 2020-L4 Class D
02/18/2053	2.500%	3,572,000	2,510,749
One Market Plaza Trust(a)
Subordinated Series 2017-1MKT Class B
02/10/2032	3.845%	5,370,000	4,830,029
ONNI Commerical Mortgage Trust(a),(c)
Series 2024-APT Class A
07/15/2039	5.567%	7,843,000	7,869,950
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Shelter Growth CRE Issuer Ltd.(a),(b)
Series 2023-FL5 Class A
1-month Term SOFR + 2.754% Floor 2.754% 05/19/2038	7.120%	2,188,259	2,190,251
THPT Mortgage Trust(a),(c)
Series 2023-THL Class B
12/10/2034	7.669%	5,520,000	5,622,042
UBS Commercial Mortgage Trust(a),(c)
Subordinated Series 2018-C15 Class D
12/15/2051	5.139%	1,375,000	1,210,567
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $95,227,102)			88,516,991

Convertible Bonds 3.8%

Banking 3.8%
Banco Bilbao Vizcaya Argentaria SA(e),(f)
	6.500%	15,600,000	15,592,614
Banco Santander SA(e),(f)
	4.750%	13,800,000	13,106,491
Credit Agricole SA(a),(e),(f)
	8.125%	9,960,000	10,151,730
Deutsche Bank AG(e),(f)
	7.500%	7,200,000	7,182,257
ING Groep NV(e),(f)
	5.750%	4,205,000	4,153,454
Intesa Sanpaolo SpA(a),(e),(f)
	7.700%	14,150,000	14,238,057
Lloyds Banking Group PLC(e),(f)
	7.500%	12,055,000	12,136,868
Natwest Group PLC(e),(f)
	6.000%	4,300,000	4,288,914
Nordea Bank Abp(a),(e),(f)
	6.625%	15,600,000	15,631,751
Skandinaviska Enskilda Banken AB(a),(e),(f)
	6.875%	1,800,000	1,813,703
Societe Generale SA(a),(e),(f)
	5.375%	7,190,000	6,099,630
	8.000%	11,265,000	11,359,032
	8.125%	2,030,000	1,985,614
Standard Chartered PLC(a),(e),(f)
	6.000%	10,825,000	10,808,190
Total			128,548,305
Total Convertible Bonds (Cost $129,020,732)			128,548,305

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes 36.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.9%
Boeing Co. (The)
05/01/2034	6.528%	3,860,000	4,043,547
Bombardier, Inc.(a)
07/01/2031	7.250%	3,551,000	3,662,220
06/01/2032	7.000%	2,755,000	2,802,223
GE Capital Funding LLC
05/15/2032	4.550%	2,400,000	2,309,520
Harris Corp.
04/27/2035	4.854%	2,835,000	2,700,353
Northrop Grumman Corp.
06/01/2034	4.900%	2,129,000	2,075,981
05/01/2040	5.150%	1,980,000	1,892,880
RTX Corp.
03/15/2054	6.400%	2,350,000	2,553,496
TransDigm, Inc.(a)
08/15/2028	6.750%	3,897,000	3,935,111
03/01/2032	6.625%	4,050,000	4,086,916
Total			30,062,247
Airlines 1.2%
Air Canada(a)
08/15/2026	3.875%	9,218,000	8,959,605
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	8,191,247	8,172,011
Grupo Aeromexico SAB de CV(a)
11/15/2029	8.250%	5,175,000	5,111,423
JetBlue Airways Corp./Loyalty LP(a)
09/20/2031	9.875%	6,390,000	6,796,676
Latam Airlines Group SA(a)
04/15/2030	7.875%	5,395,000	5,431,767
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a)
06/20/2027	6.500%	5,662,500	5,699,575
Total			40,171,057
Automotive 1.3%
American Honda Finance Corp.
01/09/2026	4.950%	4,690,000	4,698,872
Aptiv PLC/Global Financing DAC(f)
12/15/2054	6.875%	6,641,000	6,473,463
Ford Motor Credit Co. LLC
05/17/2027	5.850%	3,795,000	3,834,366
06/10/2030	7.200%	4,860,000	5,115,008
11/05/2031	6.054%	2,515,000	2,495,612
03/08/2034	6.125%	3,525,000	3,445,968
General Motors Financial Co., Inc.
06/18/2031	5.600%	2,852,000	2,863,076
04/04/2034	5.950%	1,909,000	1,918,644
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hyundai Capital America(a)
01/16/2029	6.500%	1,227,000	1,280,899
09/21/2030	6.200%	770,000	801,274
Toyota Motor Credit Corp.
11/20/2030	5.550%	4,050,000	4,172,737
ZF North America Capital, Inc.(a)
04/23/2032	6.875%	7,468,000	7,091,522
Total			44,191,441
Banking 8.5%
Australia & New Zealand Banking Group Ltd.(a),(e),(f)
	6.750%	7,500,000	7,623,636
Banco de Credito del Peru SA(a),(f)
Subordinated
03/10/2035	5.800%	4,890,000	4,781,031
Bank of America Corp.(f)
09/15/2029	5.819%	1,635,000	1,675,892
04/25/2034	5.288%	6,195,000	6,149,011
01/23/2035	5.468%	9,030,000	9,056,828
Subordinated
10/25/2035	5.518%	4,870,000	4,754,353
Barclays PLC(e),(f)
	6.125%	12,190,000	12,175,767
BNP Paribas SA(a),(f)
06/09/2026	2.219%	3,300,000	3,257,267
06/12/2029	5.335%	3,030,000	3,036,010
05/20/2030	5.497%	5,085,000	5,090,605
BNP Paribas SA(a),(e),(f)
Junior Subordinated
	7.375%	11,875,000	11,935,326
BPCE SA(a),(f)
10/19/2034	7.003%	2,605,000	2,778,813
Citigroup, Inc.(e),(f)
	6.750%	8,530,000	8,488,313
Citigroup, Inc.(f)
03/31/2031	4.412%	2,340,000	2,247,970
11/17/2033	6.270%	3,045,000	3,191,274
Subordinated
02/13/2035	5.827%	3,810,000	3,792,666
Danske Bank A/S(a),(e),(f)
	7.000%	13,095,000	13,130,526
Danske Bank A/S(a),(f)
03/01/2030	5.705%	2,215,000	2,246,108
Deutsche Bank AG(a),(b),(e)
5-year Constant Maturity Swap + 4.358%	4.789%	10,600,000	10,372,729
Discover Bank
07/27/2026	3.450%	4,035,000	3,945,616
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – American Century Diversified Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)(f)
10/24/2029	6.484%	7,420,000	7,772,723
10/23/2030	4.692%	3,029,000	2,967,013
04/25/2035	5.851%	3,721,000	3,786,300
11/19/2045	5.561%	2,943,000	2,843,587
HSBC Holdings PLC(e),(f)
Junior Subordinated
	6.375%	11,985,000	11,990,691
ING Groep NV(e),(f)
	6.500%	7,745,000	7,732,043
Intesa Sanpaolo SpA(a)
07/14/2027	3.875%	3,500,000	3,382,099
Intesa Sanpaolo SpA(a),(f)
11/21/2033	8.248%	7,335,000	8,269,074
JPMorgan Chase & Co.(f)
07/24/2029	5.299%	2,725,000	2,750,186
10/23/2029	6.087%	7,900,000	8,195,027
01/23/2035	5.336%	2,080,000	2,068,421
04/22/2035	5.766%	7,077,000	7,244,006
07/22/2035	5.294%	2,227,000	2,204,092
10/22/2035	4.946%	3,465,000	3,341,113
Morgan Stanley(f)
04/20/2029	5.164%	3,184,000	3,193,075
11/01/2029	6.407%	3,080,000	3,217,507
11/01/2034	6.627%	4,615,000	4,955,905
04/19/2035	5.831%	1,457,000	1,484,798
11/19/2055	5.516%	1,540,000	1,487,031
Nationwide Building Society(a)
07/29/2029	5.127%	6,910,000	6,916,719
Northern Trust Corp.(f)
Subordinated
05/08/2032	3.375%	4,798,000	4,599,209
PNC Bank NA(f)
01/15/2027	4.775%	3,415,000	3,416,170
Royal Bank of Scotland Group PLC(e),(f)
01/01/2001	8.000%	7,485,000	7,555,637
Skandinaviska Enskilda Banken AB(a)
09/09/2026	1.200%	3,300,000	3,119,620
State Street Corp.(f)
11/04/2026	5.751%	3,745,000	3,775,156
10/22/2032	4.675%	4,456,000	4,328,365
Synchrony Bank
08/22/2025	5.400%	2,025,000	2,026,312
UBS Group AG(a),(e),(f)
	6.875%	11,580,000	11,600,255
UniCredit SpA(a),(f)
Subordinated
06/19/2032	5.861%	4,000,000	3,999,590
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
US Bancorp(f)
10/21/2026	5.727%	3,745,000	3,768,399
Wells Fargo & Co.(f)
10/23/2029	6.303%	4,770,000	4,958,910
04/24/2034	5.389%	3,690,000	3,644,281
07/25/2034	5.557%	2,236,000	2,230,794
04/04/2051	5.013%	3,330,000	2,968,898
Westpac Banking Corp.(f)
Subordinated
02/04/2030	2.894%	6,910,000	6,894,501
11/20/2035	5.618%	5,625,000	5,535,661
Total			289,952,909
Brokerage/Asset Managers/Exchanges 0.4%
Charles Schwab Corp. (The)(e),(f)
	5.375%	8,425,000	8,387,935
Charles Schwab Corp. (The)(f)
11/17/2029	6.196%	1,916,000	1,995,819
08/24/2034	6.136%	1,755,000	1,839,857
Total			12,223,611
Building Materials 0.9%
Builders FirstSource, Inc.(a)
03/01/2030	5.000%	8,833,000	8,402,257
03/01/2034	6.375%	5,728,000	5,657,739
Louisiana-Pacific Corp.(a)
03/15/2029	3.625%	1,806,000	1,666,359
Martin Marietta Materials, Inc.
12/01/2034	5.150%	5,867,000	5,767,990
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	692,000	693,881
Standard Industries, Inc.(a)
07/15/2030	4.375%	3,971,000	3,620,747
Summit Materials LLC/Finance Corp.(a)
01/15/2031	7.250%	1,645,000	1,744,878
Vulcan Materials Co.
12/01/2034	5.350%	1,919,000	1,915,088
12/01/2054	5.700%	1,542,000	1,501,605
Total			30,970,544
Cable and Satellite 0.6%
CCO Holdings LLC/Capital Corp.(a)
02/01/2032	4.750%	2,775,000	2,433,847
Comcast Corp.
11/01/2056	2.937%	6,960,000	4,057,773
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	9,675,000	9,298,344
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Time Warner Cable LLC
05/01/2037	6.550%	5,350,000	5,156,012
Total			20,945,976
Chemicals 0.5%
Braskem Netherlands Finance BV(a)
01/10/2028	4.500%	1,756,000	1,603,780
01/31/2030	4.500%	1,990,000	1,677,345
10/15/2034	8.000%	4,875,000	4,640,427
Celanese US Holdings LLC
07/15/2027	6.165%	3,270,000	3,320,608
Dow Chemical Co. (The)
11/15/2042	4.375%	850,000	698,494
Orbia Advance Corp SAB de CV(a)
05/11/2031	2.875%	6,120,000	5,018,064
Total			16,958,718
Construction Machinery 0.3%
AGCO Corp.
03/21/2034	5.800%	2,838,000	2,852,704
Ashtead Capital, Inc.(a)
10/15/2033	5.950%	4,998,000	5,051,374
United Rentals North America, Inc.(a)
12/15/2029	6.000%	2,290,000	2,313,387
Total			10,217,465
Consumer Cyclical Services 0.1%
Raven Acquisition Holdings LLC(a)
11/15/2031	6.875%	2,224,000	2,203,903
Consumer Products 0.3%
Mattel, Inc.(a)
04/01/2029	3.750%	2,325,000	2,177,482
Perrigo Finance Unlimited Co.
09/30/2032	6.125%	3,145,000	3,086,161
Tempur Sealy International, Inc.(a)
10/15/2031	3.875%	4,916,000	4,285,312
Total			9,548,955
Diversified Manufacturing 0.5%
Chart Industries, Inc.(a)
01/01/2030	7.500%	7,288,000	7,579,398
Ingersoll Rand, Inc.
08/14/2033	5.700%	1,998,000	2,043,325
Nordson Corp.
12/15/2029	4.500%	4,710,000	4,595,463
Siemens Financieringsmaatschappij NV(a)
03/11/2026	1.200%	2,200,000	2,115,783
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Westinghouse Air Brake Technologies Corp.
03/11/2034	5.611%	1,947,000	1,971,854
Total			18,305,823
Electric 2.5%
AES Corp. (The)(f)
07/15/2055	6.950%	1,613,000	1,578,525
Arizona Public Service Co.
08/15/2034	5.700%	2,771,000	2,803,089
Black Hills Corp.
01/15/2035	6.000%	1,984,000	2,046,699
CenterPoint Energy, Inc.(f)
05/15/2055	6.700%	3,570,000	3,558,447
Commonwealth Edison Co.
06/15/2026	2.550%	3,180,000	3,088,053
02/01/2053	5.300%	1,382,000	1,303,826
Dominion Energy, Inc.
08/01/2041	4.900%	2,835,000	2,535,297
DTE Energy Co.
06/01/2034	5.850%	945,000	970,416
Duke Energy Corp.
08/15/2052	5.000%	2,310,000	2,016,289
06/15/2054	5.800%	3,750,000	3,659,395
Duke Energy Progress LLC
12/01/2044	4.150%	3,780,000	3,071,230
03/15/2053	5.350%	1,275,000	1,206,306
Edison International(e),(f)
	5.000%	5,815,000	5,655,687
Emera, Inc.(f)
Junior Subordinated
06/15/2076	6.750%	7,364,000	7,398,661
FEL Energy VI Sarl(a)
12/01/2040	5.750%	3,272,211	3,007,198
Florida Power & Light Co.
02/01/2042	4.125%	6,295,000	5,245,409
MidAmerican Energy Co.
09/15/2054	5.850%	7,562,000	7,695,559
Northern States Power Co.
05/15/2053	5.100%	2,685,000	2,484,033
NRG Energy, Inc.(a)
12/02/2025	2.000%	5,835,000	5,659,528
Oncor Electric Delivery Co. LLC
05/15/2050	3.700%	2,075,000	1,516,150
Pacific Gas and Electric Co.
06/01/2041	4.200%	1,635,000	1,331,951
Palomino Funding Trust I(a)
05/17/2028	7.233%	1,650,000	1,727,192
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – American Century Diversified Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PECO Energy Co.
08/15/2052	4.375%	3,600,000	2,977,257
Public Service Enterprise Group, Inc.
10/15/2033	6.125%	1,580,000	1,648,012
System Energy Resources, Inc.
12/15/2034	5.300%	2,597,000	2,546,837
Union Electric Co.
03/15/2053	5.450%	2,505,000	2,397,755
Vistra Operations Co. LLC(a)
04/15/2032	6.875%	2,598,000	2,659,341
04/15/2034	6.000%	1,406,000	1,422,165
WEC Energy Group, Inc.
09/12/2026	5.600%	1,410,000	1,428,078
Total			84,638,385
Environmental 0.1%
Waste Connections, Inc.
06/01/2032	3.200%	3,751,000	3,286,953
Finance Companies 2.3%
Aircastle Ltd.(a),(e),(f)
	5.250%	8,680,000	8,515,976
Aircastle Ltd.(a)
02/15/2029	5.950%	3,595,000	3,668,109
10/01/2031	5.750%	1,452,000	1,461,833
Ares Strategic Income Fund(a)
03/15/2028	5.700%	3,390,000	3,389,802
08/15/2029	6.350%	4,870,000	4,957,191
Avolon Holdings Funding Ltd.(a)
05/04/2028	6.375%	2,565,000	2,638,673
Blackstone Private Credit Fund(a)
09/26/2027	4.950%	4,547,000	4,494,654
Blackstone Private Credit Fund
11/27/2028	7.300%	1,303,000	1,370,424
07/16/2029	5.950%	1,200,000	1,208,397
Blue Owl Capital Corp.
03/15/2029	5.950%	6,090,000	6,114,966
Blue Owl Credit Income Corp.
01/15/2029	7.750%	5,145,000	5,486,921
Blue Owl Credit Income Corp.(a)
09/15/2029	6.600%	2,100,000	2,141,980
Fortress Transportation and Infrastructure Investors LLC(a)
06/15/2032	7.000%	5,280,000	5,387,428
Freedom Mortgage Holdings LLC(a)
02/01/2029	9.250%	3,420,000	3,528,069
Golub Capital BDC, Inc.
12/05/2028	7.050%	4,232,000	4,387,427
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Golub Capital Private Credit Fund(a)
09/12/2029	5.800%	3,356,000	3,286,161
OneMain Finance Corp.
05/15/2029	6.625%	1,862,000	1,884,787
05/15/2031	7.500%	1,735,000	1,782,628
Owl Rock Capital Corp.
06/11/2028	2.875%	2,685,000	2,441,171
PennyMac Financial Services, Inc.(a)
11/15/2030	7.125%	6,754,000	6,838,120
Springleaf Finance Corp.
03/15/2026	7.125%	2,054,000	2,090,253
Total			77,074,970
Food and Beverage 0.5%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2036	4.700%	7,570,000	7,178,348
JDE Peet’s NV(a)
09/24/2031	2.250%	3,595,000	2,906,837
Kraft Heinz Foods Co.
06/04/2042	5.000%	2,850,000	2,563,778
Mars, Inc.(a)
04/01/2039	3.875%	1,096,000	918,022
Minerva Luxembourg SA(a)
09/13/2033	8.875%	3,500,000	3,631,346
Total			17,198,331
Gaming 0.9%
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	3,926,000	3,678,024
02/15/2032	6.500%	2,545,000	2,557,365
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	1,735,000	1,736,665
International Game Technology PLC(a)
01/15/2029	5.250%	9,240,000	8,990,694
Scientific Games International, Inc.(a)
11/15/2029	7.250%	7,321,000	7,483,119
VICI Properties LP
04/01/2034	5.750%	2,940,000	2,961,235
04/01/2054	6.125%	1,170,000	1,158,938
VICI Properties LP/Note Co., Inc.(a)
08/15/2030	4.125%	4,155,000	3,862,144
Total			32,428,184
Health Care 1.9%
Cardinal Health, Inc.
11/15/2034	5.350%	5,770,000	5,648,124
Cencora, Inc.
02/15/2035	5.150%	2,816,000	2,746,921
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CVS Health Corp.
06/01/2044	6.000%	3,945,000	3,726,849
02/21/2053	5.625%	1,195,000	1,057,178
CVS Health Corp.(f)
12/10/2054	6.750%	594,000	582,697
03/10/2055	7.000%	2,254,000	2,262,821
HCA, Inc.
04/01/2031	5.450%	2,014,000	2,009,917
Icon Investments Six DAC
05/08/2034	6.000%	3,004,000	3,034,899
IQVIA, Inc.(a)
05/15/2027	5.000%	5,145,000	5,054,218
IQVIA, Inc.
02/01/2029	6.250%	4,272,000	4,412,864
Kaiser Foundation Hospitals
06/01/2051	3.002%	2,365,000	1,537,839
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	6,017,000	6,078,246
Novant Health, Inc.
11/01/2051	3.168%	2,820,000	1,862,777
Select Medical Corp.(a)
12/01/2032	6.250%	4,186,000	4,029,791
Sotera Health Holdings LLC(a)
06/01/2031	7.375%	3,562,000	3,608,091
Star Parent, Inc.(a)
10/01/2030	9.000%	2,278,000	2,366,199
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	3,390,000	3,458,465
Tenet Healthcare Corp.
11/01/2027	5.125%	5,201,000	5,099,988
10/01/2028	6.125%	1,900,000	1,897,567
Universal Health Services, Inc.
10/15/2034	5.050%	4,393,000	4,101,548
Total			64,576,999
Healthcare Insurance 0.4%
Humana, Inc.
04/15/2054	5.750%	2,141,000	1,985,401
Molina Healthcare, Inc.(a)
01/15/2033	6.250%	2,565,000	2,534,129
UnitedHealth Group, Inc.
07/15/2044	5.500%	4,141,000	4,017,881
04/15/2053	5.050%	5,070,000	4,539,706
Total			13,077,117
Home Construction 0.3%
DR Horton, Inc.
10/15/2034	5.000%	5,629,000	5,438,918
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
KB Home
11/15/2029	4.800%	3,910,000	3,686,962
Total			9,125,880
Independent Energy 1.4%
3R Lux SARL(a)
02/05/2031	9.750%	3,512,000	3,625,485
Antero Resources Corp.(a)
02/01/2029	7.625%	2,538,000	2,598,955
Chesapeake Energy Corp.(a)
04/15/2029	6.750%	8,269,000	8,355,765
Diamondback Energy, Inc.
03/15/2033	6.250%	3,210,000	3,338,469
Encino Acquisition Partners Holdings LLC(a)
05/01/2031	8.750%	3,450,000	3,629,772
Ithaca Energy North Sea PLC(a)
10/15/2029	8.125%	6,000,000	6,077,424
Matador Resources Co.(a)
04/15/2032	6.500%	2,550,000	2,518,085
MEG Energy Corp.(a)
02/01/2029	5.875%	3,775,000	3,688,641
Occidental Petroleum Corp.
01/01/2032	5.375%	4,300,000	4,213,500
09/15/2036	6.450%	1,515,000	1,551,439
SM Energy Co.
09/15/2026	6.750%	2,825,000	2,824,070
Southwestern Energy Co.
03/15/2030	5.375%	5,552,000	5,429,055
Total			47,850,660
Integrated Energy 0.5%
BP Capital Markets America, Inc.
06/17/2041	3.060%	2,580,000	1,861,390
BP Capital Markets PLC(e),(f)
	4.375%	3,000,000	2,976,026
	6.125%	8,250,000	8,114,659
Eni SpA(a)
05/15/2054	5.950%	3,091,000	2,974,496
Shell Finance US, Inc.
05/11/2045	4.375%	1,800,000	1,505,449
Total			17,432,020
Leisure 0.3%
Carnival Corp.(a)
08/01/2028	4.000%	5,531,000	5,240,147
Life Time, Inc.(a)
11/15/2031	6.000%	2,207,000	2,184,637
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – American Century Diversified Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Royal Caribbean Cruises Ltd.(a)
02/01/2033	6.000%	2,553,000	2,547,198
Total			9,971,982
Life Insurance 0.5%
Athene Global Funding(a)
07/11/2031	5.526%	2,865,000	2,870,903
Corebridge Financial, Inc.
01/15/2034	5.750%	1,720,000	1,752,010
F&G Annuities & Life, Inc.
10/04/2034	6.250%	6,585,000	6,399,559
Lincoln National Corp.
06/15/2050	4.375%	1,814,000	1,407,464
MetLife, Inc.
Junior Subordinated
12/15/2036	6.400%	2,085,000	2,123,900
Prudential Financial, Inc.(f)
03/15/2054	6.500%	3,600,000	3,699,235
Total			18,253,071
Media and Entertainment 0.8%
AppLovin Corp.
12/01/2031	5.375%	3,150,000	3,152,460
12/01/2054	5.950%	2,554,000	2,521,045
Meta Platforms, Inc.
08/15/2054	5.400%	2,700,000	2,617,443
Nexstar Escrow, Inc.(a)
07/15/2027	5.625%	5,280,000	5,146,134
TEGNA, Inc.(a)
03/15/2026	4.750%	8,714,000	8,602,274
Warnermedia Holdings, Inc.
03/15/2027	3.755%	2,687,000	2,588,947
03/15/2032	4.279%	2,595,000	2,286,265
Total			26,914,568
Metals and Mining 0.5%
Cleveland-Cliffs, Inc.(a)
03/15/2032	7.000%	7,084,000	6,955,506
05/01/2033	7.375%	2,245,000	2,208,047
Glencore Funding LLC(a)
04/04/2034	5.634%	1,395,000	1,390,194
04/04/2054	5.893%	910,000	884,272
Newmont Corp./Newcrest Finance Pty Ltd.
03/15/2034	5.350%	4,030,000	4,012,115
Total			15,450,134
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 1.1%
AltaGas Ltd.(a),(f)
Junior Subordinated
10/15/2054	7.200%	3,509,000	3,535,244
Cheniere Energy, Inc.
10/15/2028	4.625%	4,050,000	3,971,477
Columbia Pipelines Holding Co. LLC(a)
01/15/2034	5.681%	4,560,000	4,501,702
Columbia Pipelines Operating Co. LLC(a)
11/15/2033	6.036%	3,600,000	3,695,753
Eastern Energy Gas Holdings LLC
10/15/2054	5.650%	1,489,000	1,406,111
Energy Transfer LP
12/01/2033	6.550%	5,744,000	6,104,379
Energy Transfer Partners LP
12/15/2045	6.125%	3,345,000	3,300,723
EnLink Midstream LLC
09/01/2034	5.650%	838,000	835,218
Genesis Energy LP/Finance Corp.
05/15/2033	8.000%	627,000	613,519
Greensaif Pipelines Bidco Sarl(a)
02/23/2036	5.853%	4,579,000	4,521,366
Northern Natural Gas Co.(a)
02/01/2054	5.625%	1,510,000	1,447,335
Sunoco LP(a)
05/01/2029	7.000%	2,629,000	2,697,889
Total			36,630,716
Natural Gas 0.2%
Engie SA(a)
04/10/2054	5.875%	3,180,000	3,101,477
Sempra Energy
06/15/2027	3.250%	4,800,000	4,619,885
Total			7,721,362
Office REIT 0.3%
Highwoods Realty LP
04/15/2029	4.200%	4,335,000	4,115,101
02/15/2030	3.050%	2,170,000	1,914,770
Kilroy Realty LP
11/15/2033	2.650%	4,480,000	3,426,272
Total			9,456,143
Oil Field Services 0.0%
Yinson Boronia Production BV(a)
07/31/2042	8.947%	844,000	876,064
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Financial Institutions 0.3%
Atlas Warehouse Lending Co. LP(a)
01/15/2028	6.050%	1,850,000	1,853,237
01/15/2030	6.250%	2,568,000	2,551,882
Encore Capital Group, Inc.(a)
04/01/2029	9.250%	4,071,000	4,337,788
PRA Group, Inc.(a)
01/31/2030	8.875%	2,556,000	2,652,008
Total			11,394,915
Other REIT 1.3%
American Assets Trust LP
10/01/2034	6.150%	6,870,000	6,835,750
Cousins Properties LP
02/15/2032	5.375%	3,525,000	3,464,664
EPR Properties
04/15/2028	4.950%	5,065,000	4,978,702
08/15/2029	3.750%	1,075,000	995,493
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	7,705,000	7,694,642
02/01/2027	4.250%	5,948,000	5,735,805
06/15/2029	4.750%	10,200,000	9,624,126
LXP Industrial Trust
11/15/2028	6.750%	1,120,000	1,171,085
Trust Fibra Uno(a)
01/15/2030	4.869%	3,835,000	3,464,228
Total			43,964,495
Packaging 0.0%
Crown Americas LLC/Capital Corp. VI
02/01/2026	4.750%	908,000	898,915
Pharmaceuticals 0.9%
AbbVie, Inc.
11/21/2026	2.950%	3,090,000	3,002,857
03/15/2044	5.350%	2,653,000	2,577,519
03/15/2054	5.400%	1,519,000	1,463,519
Amgen, Inc.
03/02/2053	5.650%	4,650,000	4,482,669
Biocon Biologics Global PLC(a)
10/09/2029	6.670%	3,565,000	3,419,529
Bristol-Myers Squibb Co.
02/22/2044	5.500%	1,500,000	1,485,107
02/22/2054	5.550%	3,960,000	3,856,705
Eli Lilly & Co.
02/09/2054	5.000%	2,129,000	1,958,559
Endo Finance Holdings, Inc.(a)
04/15/2031	8.500%	3,101,000	3,281,386
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pfizer Investment Enterprises Pte., Ltd.
05/19/2026	4.450%	4,690,000	4,683,590
Total			30,211,440
Property & Casualty 0.6%
Beacon Funding Trust(a)
08/15/2054	6.266%	2,997,000	2,955,509
Essent Group Ltd.
07/01/2029	6.250%	8,445,000	8,625,136
Marsh & McLennan Cos, Inc.
11/15/2031	4.850%	6,820,000	6,728,040
NMI Holdings, Inc.
08/15/2029	6.000%	3,390,000	3,424,853
Total			21,733,538
Railroads 0.3%
Burlington Northern Santa Fe LLC
04/15/2054	5.200%	1,648,000	1,552,019
03/15/2055	5.500%	4,665,000	4,580,161
Union Pacific Corp.
08/15/2039	3.550%	5,050,000	4,097,204
Total			10,229,384
Retail REIT 0.0%
Essential Properties LP
07/15/2031	2.950%	1,601,000	1,364,142
Retailers 0.3%
AutoZone, Inc.
11/01/2033	6.550%	1,995,000	2,147,736
Home Depot, Inc. (The)
06/25/2054	5.300%	2,426,000	2,326,997
Lowe’s Companies, Inc.
04/15/2053	5.625%	3,235,000	3,113,773
Tapestry, Inc.
03/11/2035	5.500%	2,891,000	2,811,895
Walgreens Boots Alliance, Inc.
06/01/2026	3.450%	1,555,000	1,507,137
Total			11,907,538
Supermarkets 0.0%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	881,000	859,105
Technology 1.7%
Foundry JV Holdco LLC(a)
01/25/2030	5.900%	2,705,000	2,740,571
Genpact Luxembourg SARL/Genpact USA, Inc.
06/04/2029	6.000%	4,600,000	4,700,411
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – American Century Diversified Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hewlett Packard Enterprise Co.
10/15/2029	4.550%	4,195,000	4,088,576
10/15/2031	4.850%	2,793,000	2,724,422
10/15/2054	5.600%	2,830,000	2,667,475
Intel Corp.
03/25/2030	3.900%	5,410,000	5,061,978
02/21/2034	5.150%	2,760,000	2,648,128
Iron Mountain, Inc.(a)
01/15/2033	6.250%	4,948,000	4,935,922
Keysight Technologies, Inc.
10/15/2034	4.950%	3,153,000	3,033,596
Kyndryl Holdings, Inc.
10/15/2031	3.150%	5,905,000	5,121,625
10/15/2041	4.100%	1,950,000	1,545,385
Open Text Corp.(a)
12/01/2027	6.900%	2,192,000	2,263,041
Oracle Corp.
04/01/2040	3.600%	4,188,000	3,269,433
09/27/2054	5.375%	2,760,000	2,546,771
09/27/2064	5.500%	2,305,000	2,111,739
Sensata Technologies, Inc.(a)
07/15/2032	6.625%	3,220,000	3,214,669
SS&C Technologies, Inc.(a)
06/01/2032	6.500%	3,903,000	3,937,662
Total			56,611,404
Transportation Services 0.2%
GXO Logistics, Inc.
05/06/2029	6.250%	4,305,000	4,410,131
05/06/2034	6.500%	2,067,000	2,119,264
United Parcel Service, Inc.
05/22/2054	5.500%	1,815,000	1,771,755
Total			8,301,150
Wireless 0.6%
Crown Castle, Inc.
09/01/2034	5.200%	4,411,000	4,301,366
Sprint Capital Corp.
11/15/2028	6.875%	2,808,000	2,978,928
03/15/2032	8.750%	5,655,000	6,761,014
United States Cellular Corp.
12/15/2033	6.700%	5,072,000	5,359,367
Total			19,400,675
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 0.5%
AT&T, Inc.
03/01/2041	6.375%	625,000	655,303
06/01/2044	4.650%	1,155,000	982,558
03/01/2047	5.450%	3,115,000	2,946,774
09/15/2053	3.500%	3,180,000	2,143,505
Frontier Communications Holdings LLC(a)
03/15/2031	8.625%	6,114,000	6,501,621
Verizon Communications, Inc.
10/30/2056	2.987%	5,425,000	3,223,589
Total			16,453,350
Total Corporate Bonds & Notes (Cost $1,268,365,747)			1,251,046,239

Exchange-Traded Fixed Income Funds 1.9%
	Shares	Value ($)
Floating Rate 1.9%
Invesco Senior Loan ETF	1,491,400	31,423,798
SPDR Blackstone Senior Loan ETF	753,500	31,443,555
Total		62,867,353
Total Exchange-Traded Fixed Income Funds (Cost $63,124,520)		62,867,353

Foreign Government Obligations(g) 0.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.2%
Antares Holdings LP(a)
10/23/2029	6.350%	6,690,000	6,639,078
Colombia 0.2%
Colombia Government International Bond
11/14/2035	8.000%	720,000	724,496
11/07/2036	7.750%	995,000	971,893
Ecopetrol SA
11/02/2031	4.625%	2,065,000	1,705,321
05/28/2045	5.875%	4,740,000	3,277,674
Total			6,679,384
Mexico 0.2%
Comision Federal de Electricidad(a)
01/24/2035	6.450%	3,062,000	2,889,778
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Foreign Government Obligations(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FIEMEX Energia - Banco Actinver SA Institucion de Banca(a)
01/31/2041	7.250%	3,252,000	3,183,546
Total			6,073,324
Total Foreign Government Obligations (Cost $19,882,017)			19,391,786

Municipal Bonds 1.0%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.1%
California State University
Taxable Refunding Revenue Bonds
Series 2020B
11/01/2051	2.975%	2,250,000	1,505,958
University of California
Revenue Bonds
Taxable
Series 2021BJ
05/15/2051	3.071%	1,255,000	828,559
Total			2,334,517
Hospital 0.1%
Escambia County Health Facilities Authority
Taxable Refunding Revenue Bonds
Health Care Facilities
Series 2020 (AGM)
08/15/2040	3.607%	2,170,000	1,684,414
Regents of the University of California Medical Center
Revenue Bonds
Taxable
Series 2020N
05/15/2060	3.256%	1,595,000	1,028,543
Total			2,712,957
Local General Obligation 0.1%
City of Houston
Limited General Obligation Bonds
Taxable
Series 2017
03/01/2047	3.961%	800,000	673,185
City of New York
Unlimited General Obligation Bonds
Series 2023B-1
10/01/2053	5.828%	3,000,000	3,140,197
Los Angeles Community College District
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
08/01/2049	6.750%	800,000	890,008
Total			4,703,390
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Municipal Power 0.1%
Texas Natural Gas Securitization Finance
Customer Rate Relief Bonds
Winter Storm Uri
Series 2023
04/01/2041	5.169%	2,635,000	2,594,910
Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 168th
Series 2011
10/01/2051	4.926%	2,000,000	1,854,604
Refunded / Escrowed 0.0%
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2020F Escrowed to Maturity
02/15/2043	3.190%	1,265,000	974,129
Special Non Property Tax 0.0%
Missouri Highway & Transportation Commission
Revenue Bonds
Build America Bonds
Series 2009
05/01/2033	5.445%	1,700,000	1,689,083
State Appropriated 0.1%
Michigan Strategic Fund
Taxable Revenue Bonds
Flint Water Advocacy Fund
Series 2021
09/01/2047	3.225%	3,550,000	2,637,448
State General Obligation 0.1%
State of California
Unlimited General Obligation Refunding Bonds
Taxable
Series 2018
04/01/2038	4.600%	2,335,000	2,173,088
Tobacco 0.1%
Golden State Tobacco Securitization Corp.
Revenue Bonds
Taxable
Series 2021
06/01/2034	2.746%	4,635,000	3,900,815
Turnpike / Bridge / Toll Road 0.2%
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Taxable Toll Road
Series 2019A
01/15/2049	4.094%	3,035,000	2,413,976
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – American Century Diversified Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ohio Turnpike & Infrastructure Commission
Taxable Refunding Revenue Bonds
Junior Lien - Infrastructure Projects
Series 2020
02/15/2048	3.216%	2,640,000	1,918,136
Pennsylvania Turnpike Commission
Revenue Bonds
Series 2010B (BAM)
12/01/2045	5.511%	1,295,000	1,254,645
Total			5,586,757
Water & Sewer 0.0%
Metropolitan St. Louis Sewer District
Refunding Revenue Bonds
Series 2019C
05/01/2045	3.259%	1,650,000	1,262,921
Total Municipal Bonds (Cost $38,425,632)			32,424,619

Residential Mortgage-Backed Securities - Agency 34.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS(h)
CMO Series 2023-39 Class AI
07/25/2052	2.000%	50,616,697	6,510,421
Federal Home Loan Mortgage Corp.
06/01/2036- 08/01/2051	2.000%	19,506,970	16,389,896
02/01/2038- 01/01/2053	6.000%	28,367,833	28,672,572
02/01/2049- 05/01/2052	3.500%	21,968,283	19,696,021
10/01/2050- 05/01/2051	2.500%	15,184,680	12,515,761
07/01/2051- 02/01/2052	3.000%	26,236,077	22,462,157
05/01/2052- 06/01/2052	4.000%	31,144,822	28,718,359
07/01/2052- 08/01/2052	5.000%	10,902,941	10,578,001
10/01/2052	4.500%	31,725,152	29,909,009
12/01/2052- 04/01/2054	5.500%	15,536,702	15,428,523
11/01/2053	6.500%	9,557,771	9,784,785
Federal National Mortgage Association
12/01/2033- 05/01/2054	6.000%	30,462,212	30,725,596
05/01/2036- 03/01/2052	2.000%	22,821,687	18,423,913
04/01/2039- 09/01/2052	4.500%	12,512,231	11,941,950
05/01/2039- 01/01/2053	6.500%	15,031,152	15,410,369
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
12/01/2040- 06/01/2052	3.500%	38,373,514	34,405,803
08/01/2041- 05/01/2052	4.000%	33,684,171	31,016,730
05/01/2050- 06/01/2052	3.000%	45,415,075	39,010,664
06/01/2050- 03/01/2052	2.500%	72,772,011	59,870,367
08/01/2052- 01/01/2053	5.000%	49,322,067	47,806,966
10/01/2052- 03/01/2054	5.500%	63,586,724	62,891,487
Federal National Mortgage Association(b)
12-month Term SOFR + 1.610% Floor 1.610%, Cap 8.172% 03/01/2047	3.172%	781,174	753,882
12-month Term SOFR + 1.610% Floor 1.610%, Cap 8.102% 04/01/2047	3.102%	679,552	654,824
CMO Series 2005-106 Class UF
30-day Average SOFR + 0.414% Floor 0.300%, Cap 7.000% 11/25/2035	4.983%	161,318	160,762
Government National Mortgage Association
02/15/2040- 10/20/2052	4.500%	42,982,831	40,820,121
03/15/2040	5.000%	350,497	349,828
11/20/2040- 09/20/2052	4.000%	21,884,519	20,191,086
06/20/2042- 06/20/2051	3.500%	3,952,263	3,569,067
05/20/2050- 07/20/2051	3.000%	19,616,482	17,038,322
11/20/2050- 02/20/2051	2.500%	20,072,926	16,647,516
04/20/2053	5.500%	11,339,463	11,280,461
Government National Mortgage Association TBA(d)
01/21/2055	2.000%	37,740,000	30,177,258
01/21/2055	2.500%	31,701,000	26,470,335
01/21/2055	3.000%	10,240,000	8,878,400
01/21/2055	3.500%	8,470,000	7,570,416
01/21/2055	4.000%	9,640,000	8,878,264
01/21/2055	4.500%	18,570,000	17,551,552
01/21/2055	5.000%	13,233,000	12,836,527
01/21/2055	5.500%	6,480,000	6,426,429
Uniform Mortgage-Backed Security TBA(d)
01/14/2055	2.000%	9,480,000	7,374,403
01/14/2055	2.500%	40,290,000	32,811,169
01/14/2055	3.000%	34,540,000	29,332,016
01/14/2055	3.500%	56,380,000	49,863,418
01/14/2055	4.000%	67,029,000	61,289,866
01/14/2055	4.500%	92,669,000	87,152,630
01/14/2055	5.000%	29,060,000	28,045,068
01/14/2055	5.500%	42,530,000	41,966,415
01/14/2055	6.000%	34,050,000	34,206,949
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/14/2055	6.500%	14,320,000	14,615,350
Total Residential Mortgage-Backed Securities - Agency (Cost $1,200,651,009)			1,169,081,684

Residential Mortgage-Backed Securities - Non-Agency 8.1%

Angel Oak Mortgage Trust(a),(c)
CMO Series 2019-5 Class M1
10/25/2049	3.304%	5,000,000	4,704,719
Angel Oak Mortgage Trust(a),(f)
CMO Series 2024-3 Class A1
11/26/2068	4.800%	2,493,728	2,437,625
BRAVO Residential Funding Trust(a),(f)
CMO Series 2024-CES1 Class A1A
03/25/2054	6.548%	1,861,411	1,880,352
CMO Series 2024-NQM1 Class A2
12/01/2063	6.096%	1,996,535	2,003,134
CMO Series 2024-NQM2 Class A1
02/25/2064	6.285%	6,606,704	6,664,973
Chase Home Lending Mortgage Trust(a),(c)
CMO Series 2024-6 Class A4
05/25/2055	6.000%	4,731,996	4,758,410
CMO Series 2024-9 Class A4
09/25/2055	5.500%	8,293,820	8,253,522
CMO Series 2024-9 Class A6
09/25/2055	5.500%	3,778,717	3,763,562
CHNGE Mortgage Trust(a),(f)
CMO Series 2022-NQM1 Class A2
06/25/2067	5.820%	3,711,360	3,729,374
Citigroup Mortgage Loan Trust(a),(c)
CMO Series 2024-1 Class A7A
07/25/2054	6.000%	7,144,250	7,166,818
CMO Series 2024-CMI1 Class A11
06/25/2054	5.500%	11,310,239	11,244,081
CMO Series 2024-CMI1 Class A5
06/25/2054	5.500%	5,734,570	5,707,662
COLT Mortgage Loan Trust(a),(f)
CMO Series 2024-4 Class A2
07/25/2069	6.202%	7,534,918	7,569,482
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2023-R05 Class 1M1
30-day Average SOFR + 1.900% Floor 1.900% 06/25/2043	6.469%	1,897,864	1,921,547
Eagle RE Ltd.(a),(b)
CMO Series 2023-1 Class M1A
30-day Average SOFR + 2.000% Floor 2.000% 09/26/2033	6.569%	2,943,958	2,952,525
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2023-HQA2 Class M1A
30-day Average SOFR + 2.000% 06/25/2043	6.569%	2,327,793	2,341,205
JPMorgan Mortgage Trust(c)
CMO Series 2005-S2 Class 3A1
02/25/2032	7.170%	144,839	138,885
CMO Series 2006-A4 Class 3A1
06/25/2036	4.513%	715,515	478,946
JPMorgan Mortgage Trust(a),(c)
CMO Series 2024-10 Class A4
03/25/2055	5.500%	7,294,594	7,258,219
CMO Series 2024-10 Class A6
03/25/2055	5.500%	5,818,114	5,794,001
CMO Series 2024-11 Class A4
04/25/2055	6.000%	10,264,219	10,328,456
CMO Series 2024-11 Class A6
04/25/2055	6.000%	4,420,089	4,439,080
CMO Series 2024-12 Class A4
06/25/2055	6.000%	17,575,000	17,596,482
CMO Series 2024-5 Class A6
11/25/2054	6.000%	6,254,854	6,276,696
CMO Series 2024-6 Class A6
12/25/2054	6.000%	3,795,789	3,809,603
CMO Series 2024-CCM1 Class A4A
04/25/2055	5.500%	14,811,178	14,717,402
CMO Series 2024-INV1 Class A4
04/25/2055	6.000%	5,958,355	5,994,383
MFA Trust(a),(f)
CMO Series 2023-NQM3 Class A1
07/25/2068	6.617%	7,572,234	7,637,269
CMO Series 2024-NQM1 Class A1
03/25/2069	6.579%	1,458,851	1,475,824
CMO Series 2024-NQM1 Class A2
03/25/2069	6.832%	4,804,767	4,853,889
Morgan Stanley Residential Mortgage Loan Trust(a),(c),(i)
CMO Series 2023-2 Class A4
06/25/2053	6.000%	17,814,571	17,834,186
OBX Trust(a),(f)
CMO Series 2024-NQM8 Class A1
05/25/2064	6.233%	5,430,076	5,481,114
PRKCM Trust(a),(f)
CMO Series 2024-HOME1 Class A1
05/25/2059	6.431%	3,938,783	3,987,438
Provident Funding Mortgage Trust(a),(c)
CMO Series 2024-1 Class A3
12/25/2054	5.500%	9,319,374	9,260,212
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – American Century Diversified Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RCKT Mortgage Trust(a),(f)
CMO Series 2024-CES4 Class A1A
06/25/2044	6.147%	6,098,291	6,137,955
RCKT Mortgage Trust(a),(f),(j)
CMO Series 2024-CES9 Class A1A
12/25/2044	5.582%	12,500,000	12,480,469
Sequoia Mortgage Trust(a),(c)
CMO Series 2024-10 Class A11
11/25/2054	5.500%	3,317,347	3,300,584
CMO Series 2024-10 Class A5
11/25/2054	5.500%	4,240,381	4,214,086
CMO Series 2024-6 Class A11
07/27/2054	6.000%	11,297,516	11,319,748
CMO Series 2024-7 Class A5
08/25/2054	6.000%	7,099,663	7,125,433
CMO Series 2024-9 Class A5
10/25/2054	5.500%	3,026,220	3,014,420
Towd Point Mortgage Trust(a),(c)
CMO Series 2024-CES1 Class A1A
01/25/2064	5.848%	5,554,064	5,570,801
Verus Securitization Trust(a),(f)
CMO Series 2022-INV1 Class A2
08/25/2067	5.802%	3,540,938	3,536,410
CMO Series 2024-4 Class A1
06/25/2069	6.218%	3,844,048	3,879,360
CMO Series 2024-5 Class A1
06/25/2069	6.192%	10,567,084	10,654,521
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2006-7 Class 3A1
06/25/2036	6.000%	127,709	122,152
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $275,417,490)			275,817,015

U.S. Treasury Obligations 13.9%

U.S. Treasury(k)
02/15/2025	1.500%	19,000,000	18,929,481
05/15/2042	3.250%	8,500,000	6,916,875
08/15/2042	3.375%	7,000,000	5,780,469
08/15/2051	2.000%	3,000,000	1,715,625
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
11/30/2026	4.250%	37,000,000	36,998,555
12/31/2026	4.250%	10,000,000	10,001,172
12/15/2027	4.000%	138,500,000	137,450,430
11/30/2029	4.125%	32,000,000	31,647,500
12/31/2029	4.375%	40,000,000	39,984,375
11/30/2031	4.125%	27,000,000	26,434,687
12/31/2031	4.375%	30,000,000	30,032,812
02/15/2039	3.500%	6,100,000	5,347,031
02/15/2040	4.625%	17,000,000	16,737,031
11/15/2040	1.375%	3,000,000	1,858,125
05/15/2041	2.250%	5,000,000	3,549,219
08/15/2041	3.750%	4,500,000	3,959,297
05/15/2042	3.000%	8,000,000	6,278,750
08/15/2043	4.375%	5,000,000	4,707,813
11/15/2043	4.750%	15,000,000	14,819,531
02/15/2044	4.500%	3,500,000	3,343,594
08/15/2044	4.125%	22,000,000	19,927,188
11/15/2044	3.000%	6,000,000	4,555,313
11/15/2044	4.625%	31,500,000	30,559,922
05/15/2045	3.000%	6,000,000	4,535,625
11/15/2052	4.000%	8,300,000	7,237,859
Total U.S. Treasury Obligations (Cost $486,860,543)			473,308,279

Money Market Funds 4.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.573%(l),(m)	164,870,706	164,837,732
Total Money Market Funds (Cost $164,837,732)		164,837,732
Total Investments in Securities (Cost: $4,017,356,874)		3,939,696,728
Other Assets & Liabilities, Net		(533,867,239)
Net Assets		3,405,829,489
At December 31, 2024, securities and/or cash totaling $30,711,235 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	593	03/2025	USD	67,509,344	—	(2,566,745)
U.S. Treasury 10-Year Note	338	03/2025	USD	36,757,500	—	(83,558)
U.S. Treasury 2-Year Note	544	03/2025	USD	111,851,501	139,796	—
U.S. Treasury 5-Year Note	434	03/2025	USD	46,136,235	—	(207,104)
U.S. Treasury Ultra Bond	890	03/2025	USD	105,826,563	—	(6,087,245)
Total					139,796	(8,944,652)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury Ultra 10-Year Note	(986)	03/2025	USD	(109,754,125)	1,915,251	—
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2024, the total value of these securities amounted to $1,236,414,904, which represents 36.30% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of December 31, 2024.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2024.

(d)	Represents a security purchased on a when-issued basis.
(e)	Perpetual security with no specified maturity date.
(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of December 31, 2024.

(g)	Principal and interest may not be guaranteed by a governmental entity.
(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	Represents a security purchased on a forward commitment basis.
(j)	Valuation based on significant unobservable inputs.
(k)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(l)	The rate shown is the seven-day current annualized yield at December 31, 2024.
(m)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.573%
	92,614,637	1,773,271,638	(1,701,044,274)	(4,269)	164,837,732	5,003	4,607,140	164,870,706
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – American Century Diversified Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	273,856,725	—	273,856,725
Commercial Mortgage-Backed Securities - Non-Agency	—	88,516,991	—	88,516,991
Convertible Bonds	—	128,548,305	—	128,548,305
Corporate Bonds & Notes	—	1,251,046,239	—	1,251,046,239
Exchange-Traded Fixed Income Funds	62,867,353	—	—	62,867,353
Foreign Government Obligations	—	19,391,786	—	19,391,786
Municipal Bonds	—	32,424,619	—	32,424,619
Residential Mortgage-Backed Securities - Agency	—	1,169,081,684	—	1,169,081,684
Residential Mortgage-Backed Securities - Non-Agency	—	263,336,546	12,480,469	275,817,015
U.S. Treasury Obligations	—	473,308,279	—	473,308,279
Money Market Funds	164,837,732	—	—	164,837,732
Total Investments in Securities	227,705,085	3,699,511,174	12,480,469	3,939,696,728
Investments in Derivatives
Asset
Futures Contracts	2,055,047	—	—	2,055,047
Liability
Futures Contracts	(8,944,652)	—	—	(8,944,652)
Total	220,815,480	3,699,511,174	12,480,469	3,932,807,123
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Fair value measurements   (continued)
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – American Century Diversified Bond Fund  | 2024

Statement of Assets and Liabilities
December 31, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $3,852,519,142)	$3,774,858,996
Affiliated issuers (cost $164,837,732)	164,837,732
Foreign currency (cost $2)	1
Receivable for:
Capital shares sold	2,118
Dividends	901,064
Interest	28,839,580
Foreign tax reclaims	158,761
Variation margin for futures contracts	247,414
Prepaid expenses	13,375
Total assets	3,969,859,041
Liabilities
Due to custodian	958,448
Payable for:
Investments purchased	5,897,282
Investments purchased on a delayed delivery basis	550,154,978
Capital shares redeemed	6,016,772
Variation margin for futures contracts	632,627
Management services fees	44,371
Distribution and/or service fees	189
Service fees	2,341
Compensation of chief compliance officer	392
Compensation of board members	1,155
Other expenses	39,164
Deferred compensation of board members	281,833
Total liabilities	564,029,552
Net assets applicable to outstanding capital stock	$3,405,829,489
Represented by
Paid in capital	3,833,060,103
Total distributable earnings (loss)	(427,230,614)
Total - representing net assets applicable to outstanding capital stock	$3,405,829,489
Class 1
Net assets	$3,378,165,103
Shares outstanding	377,310,064
Net asset value per share	$8.95
Class 2
Net assets	$27,664,386
Shares outstanding	3,104,073
Net asset value per share	$8.91
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund  | 2024

Statement of Operations
Year Ended December 31, 2024

Net investment income
Income:
Dividends — unaffiliated issuers	$663,278
Dividends — affiliated issuers	4,607,140
Interest	115,495,852
Interfund lending	6,411
Foreign taxes withheld	(77,820)
Total income	120,694,861
Expenses:
Management services fees	11,398,355
Distribution and/or service fees
Class 2	63,435
Service fees	18,275
Custodian fees	54,076
Printing and postage fees	13,151
Accounting services fees	44,624
Legal fees	37,231
Interest on collateral	35,628
Compensation of chief compliance officer	390
Compensation of board members	33,326
Deferred compensation of board members	67,634
Other	37,245
Total expenses	11,803,370
Net investment income	108,891,491
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(17,559,799)
Investments — affiliated issuers	5,003
Foreign currency translations	(27,158)
Forward foreign currency exchange contracts	384,424
Futures contracts	(7,227,226)
Swap contracts	1,004,545
Net realized loss	(23,420,211)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(39,136,862)
Investments — affiliated issuers	(4,269)
Foreign currency translations	(10,283)
Forward foreign currency exchange contracts	1,348,088
Futures contracts	(18,871,813)
Net change in unrealized appreciation (depreciation)	(56,675,139)
Net realized and unrealized loss	(80,095,350)
Net increase in net assets resulting from operations	$28,796,141
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – American Century Diversified Bond Fund  | 2024

Statement of Changes in Net Assets

	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations
Net investment income	$108,891,491	$93,987,415
Net realized loss	(23,420,211)	(169,353,454)
Net change in unrealized appreciation (depreciation)	(56,675,139)	196,532,942
Net increase in net assets resulting from operations	28,796,141	121,166,903
Distributions to shareholders
Net investment income and net realized gains
Class 1	(95,927,832)	(73,310,730)
Class 2	(1,018,882)	(635,612)
Total distributions to shareholders	(96,946,714)	(73,946,342)
Increase in net assets from capital stock activity	1,185,604,564	3,272,900
Total increase in net assets	1,117,453,991	50,493,461
Net assets at beginning of year	2,288,375,498	2,237,882,037
Net assets at end of year	$3,405,829,489	$2,288,375,498

	Year Ended		Year Ended
	December 31, 2024		December 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	131,131,614	1,186,674,443	1,050,547	9,466,503
Distributions reinvested	10,754,241	95,927,832	8,302,461	73,310,730
Shares redeemed	(11,268,333)	(102,399,736)	(9,407,910)	(83,402,250)
Net increase (decrease)	130,617,522	1,180,202,539	(54,902)	(625,017)
Class 2
Shares sold	626,050	5,656,308	537,995	4,822,510
Distributions reinvested	114,610	1,018,882	72,229	635,612
Shares redeemed	(141,012)	(1,273,165)	(175,543)	(1,560,205)
Net increase	599,648	5,402,025	434,681	3,897,917
Total net increase	131,217,170	1,185,604,564	379,779	3,272,900
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Year Ended 12/31/2024	$9.18	0.42	(0.26)	0.16	(0.39)	—	(0.39)
Year Ended 12/31/2023	$8.99	0.38	0.11	0.49	(0.30)	—	(0.30)
Year Ended 12/31/2022	$11.26	0.30	(1.99)	(1.69)	(0.31)	(0.27)	(0.58)
Year Ended 12/31/2021	$11.72	0.28	(0.23)	0.05	(0.26)	(0.25)	(0.51)
Year Ended 12/31/2020	$11.01	0.24	0.70	0.94	(0.23)	—	(0.23)
Class 2
Year Ended 12/31/2024	$9.14	0.40	(0.26)	0.14	(0.37)	—	(0.37)
Year Ended 12/31/2023	$8.95	0.35	0.12	0.47	(0.28)	—	(0.28)
Year Ended 12/31/2022	$11.21	0.27	(1.98)	(1.71)	(0.28)	(0.27)	(0.55)
Year Ended 12/31/2021	$11.66	0.25	(0.21)	0.04	(0.24)	(0.25)	(0.49)
Year Ended 12/31/2020	$10.96	0.21	0.69	0.90	(0.20)	—	(0.20)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – American Century Diversified Bond Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2024	$8.95	1.77%	0.50% (c)	0.50% (c)	4.63%	125%	$3,378,165
Year Ended 12/31/2023	$9.18	5.59%	0.50% (c)	0.50% (c)	4.21%	130%	$2,265,475
Year Ended 12/31/2022	$8.99	(15.29% )	0.50% (c)	0.50% (c)	3.03%	194%	$2,219,348
Year Ended 12/31/2021	$11.26	0.45%	0.49% (c)	0.49% (c)	2.44%	218%	$2,915,004
Year Ended 12/31/2020	$11.72	8.55%	0.49% (c)	0.49% (c)	2.12%	226%	$3,052,174
Class 2
Year Ended 12/31/2024	$8.91	1.53%	0.75% (c)	0.75% (c)	4.38%	125%	$27,664
Year Ended 12/31/2023	$9.14	5.33%	0.75% (c)	0.75% (c)	3.98%	130%	$22,900
Year Ended 12/31/2022	$8.95	(15.51% )	0.75% (c)	0.75% (c)	2.79%	194%	$18,534
Year Ended 12/31/2021	$11.21	0.29%	0.74% (c)	0.74% (c)	2.18%	218%	$20,094
Year Ended 12/31/2020	$11.66	8.24%	0.74% (c)	0.74% (c)	1.88%	226%	$21,774
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund  | 2024

Notes to Financial Statements
December 31, 2024
Note 1. Organization
CTIVP® – American Century Diversified Bond Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not

CTIVP® – American Century Diversified Bond Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains
CTIVP® – American Century Diversified Bond Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate

CTIVP® – American Century Diversified Bond Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another, to generate total return through long and short positions versus the U.S. dollar and to generate interest rate differential yield. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker
CTIVP® – American Century Diversified Bond Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to a basket of debt securities as a protection buyer or seller to reduce or increase overall credit exposure, to manage credit risk exposure and to increase or decrease its credit exposure to a credit sector. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

CTIVP® – American Century Diversified Bond Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at December 31, 2024:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	2,055,047 *

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	8,944,652 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended December 31, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	1,004,545	1,004,545
Foreign exchange risk	384,424	—	—	384,424
Interest rate risk	—	(7,227,226)	—	(7,227,226)
Total	384,424	(7,227,226)	1,004,545	(5,838,257)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Total ($)
Foreign exchange risk	1,348,088	—	1,348,088
Interest rate risk	—	(18,871,813)	(18,871,813)
Total	1,348,088	(18,871,813)	(17,523,725)
CTIVP® – American Century Diversified Bond Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended December 31, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	526,361,133
Futures contracts — short	20,734,548
Credit default swap contracts — sell protection	18,955,027

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	194,215	(115,464)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

CTIVP® – American Century Diversified Bond Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
CTIVP® – American Century Diversified Bond Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The effective management services fee rate for the year ended December 31, 2024 was 0.48% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with American Century Investment Management, Inc. to serve as the subadviser to the Fund. The Investment Manager compensates the subadviser to manage the investment of the Fund’s assets.

CTIVP® – American Century Diversified Bond Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The effective service fee rate for the year ended December 31, 2024 was 0.00% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2024 through April 30, 2025 (%)	Voluntary expense cap May 1, 2024 through June 30, 2024 (%)	Contractual expense cap prior to May 1, 2024 (%)
Class 1	0.54	0.54	0.54
Class 2	0.79	0.79	0.79
CTIVP® – American Century Diversified Bond Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At December 31, 2024, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, derivative investments, tax straddles, principal and/or interest from fixed income securities, capital loss carryforwards, trustees’ deferred compensation and foreign currency transactions. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
(67,588)	67,588	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended December 31, 2024			Year Ended December 31, 2023
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
96,946,714	—	96,946,714	73,946,342	—	73,946,342
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
106,378,191	—	(456,218,395)	(77,108,576)
At December 31, 2024, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
4,009,915,699	12,108,604	(89,217,180)	(77,108,576)

CTIVP® – American Century Diversified Bond Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended December 31, 2024, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(220,319,937)	(235,898,458)	(456,218,395)	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $4,598,462,323 and $2,954,600,960, respectively, for the year ended December 31, 2024, of which $2,019,836,289 and $1,472,648,541, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended December 31, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	2,607,692	5.66	13
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at December 31, 2024.
CTIVP® – American Century Diversified Bond Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended December 31, 2024.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates.  Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease.  Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

CTIVP® – American Century Diversified Bond Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Liquidity risk
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund’s investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
CTIVP® – American Century Diversified Bond Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Shareholder concentration risk
At December 31, 2024, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

CTIVP® – American Century Diversified Bond Fund  | 2024

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Variable Series Trust II and Shareholders of CTIVP – American Century Diversified Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of CTIVP – American Century Diversified Bond Fund (one of the funds constituting Columbia Funds Variable Series Trust II, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 24, 2025
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.
CTIVP® – American Century Diversified Bond Fund  | 2024

 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to CTIVP® – American Century Diversified Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a subadvisory agreement (the Subadvisory Agreement) between the Investment Manager and American Century Investment Management, Inc. (the Subadviser), the Subadviser provides portfolio management and related services for the Fund. At their meeting on November 15, 2024, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), approved an amendment to the Subadvisory Agreement for the purpose of reducing the fees payable thereunder by the Investment Manager to the Subadviser.
The Independent Trustees considered how the amendment to the Subadvisory Agreement would reduce the subadvisory fee rate paid to the Subadviser by the Investment Manager under the current Subadvisory Agreement. The Independent Trustees also considered that the Investment Manager had confirmed that there would not be any change to the nature or quality of the subadvisory services provided as a result of entering into the amendment, and that the Subadvisory Agreement, as amended, was substantially identical to the subadvisory agreement currently in place except for the reduced fee. The Independent Trustees reviewed the performance of the Fund as well as the level of management fees and total expenses paid by the Fund and their comparison to their peers. The Independent Trustees noted that no management fees were proposed to change and that the level of services provided by each of the Investment Manager and the Subadviser was also not proposed to change. The Independent Trustees also noted that the Board, as part of the 2025 15(c) process, would continue to review the reasonableness of each Fund’s management fee, including taking into account the reduced subadvisory fee levels.
The Independent Trustees noted the discussion, which is described below, relating to the renewal and approval of the advisory and subadvisory agreements for the Fund at the Contracts Committee and Board meetings in June 2024 (the June Meeting) and, in that connection, the discussion by independent legal counsel of the Board’s responsibilities pursuant to Sections 15(c) and 36(b) of the 1940 Act and the factors that should be considered in determining whether to approve or renew an investment management agreement. The Independent Trustees considered that they should apply these factors in considering the amendment to the Subadvisory Agreement. The Independent Trustees also considered that they should take into account the variety of written materials and oral presentations they received at their meetings in November 2024 as well as all of the information previously considered at the June Meeting regarding the proposed 15(c) renewal of the existing Funds’ advisory and subadvisory agreements.
After considering the factors described above relating to the amendment of the Subadvisory Agreement, and taking into account all of the factors considered, as described below, as part of the approval of the continuance of the fund’s current Subadvisory Agreement in June 2024, the Board, including all of the Independent Trustees, approved the proposed amendment to the Subadvisory Agreement.
General conclusions in connection with the Trustees’ previous approval of the continuance of the fund’s existing advisory agreements
On an annual basis, the Board, including the Independent Trustees, considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements).  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June 2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work,

CTIVP® – American Century Diversified Bond Fund  | 2024

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 27, 2024 Board meeting, considered the renewal of each of the Advisory Agreements for additional one-year terms.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Advisory Agreements;
•
Subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager and the Subadviser under the Advisory Agreements, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager and the Subadviser, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement and the Subadvisory Agreement.
Nature, extent and quality of services provided by the Investment Manager and the Subadviser
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadviser, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
CTIVP® – American Century Diversified Bond Fund  | 2024

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers.  With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2023 in the performance of administrative services, and noted the various enhancements anticipated for 2024.  In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring the Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process.  The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement.  In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed.  The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager.  It was observed that no changes were recommended to the Subadvisory Agreement. The Board took into account the Investment Manager’s representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of its peers.
Additionally, the Board reviewed the performance of the Subadviser and the Investment Manager’s process for monitoring the Subadviser’s performance.  The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate the Subadviser.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.

CTIVP® – American Century Diversified Bond Fund  | 2024

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
The Board also considered the Investment Manager’s and Subadviser’s performance and reputation generally, and the Investment Manager’s evaluation of the Subadviser’s contribution to the Fund’s investment mandate. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund.  The Board also reviewed advisory fee rates charged by other comparable mutual funds employing the Subadviser to provide comparable subadvisory services.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Board did not consider the profitability to the Subadviser from its relationship with the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.  The Board considered the economies of scale that might
CTIVP® – American Century Diversified Bond Fund  | 2024

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Subadvisory Agreement did not occur at the same levels as the breakpoints in the Management Agreement.  In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreement.  In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.

CTIVP® – American Century Diversified Bond Fund  | 2024

[THIS PAGE INTENTIONALLY LEFT BLANK]

CTIVP® – American Century Diversified Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2025 Columbia Management Investment Advisers, LLC.
ANN7028_12_D01_(02/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	February 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	February 24, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	February 24, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	February 24, 2025